Redeemable Preferred Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Roll Forward of Redeemable Preferred Equity

Roll forward of redeemable preferred equity:

	December 31, 2022	December 31, 2021

Beginning balance	$5,014	$3,582
Additions from new investment	200	1,000
Distributions	(131)	(101)
Additions from reinvestment	642	533

Ending balance	$5,725	$5,014

Schedule of Redemption Option for Investors

The following table shows the earliest redemption options for investors in Series C Preferred Units as of December 31, 2022:

Year Maturing	Total Amount Redeemable

2024	$3,603
2025	453
2026	309
2027	1,154
2028	206

Total	$5,725